Tax - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (397)	$ (906)	$ (1,086)
Deferred income tax benefit/(expense)	(1,776)	492	246
Total income tax expense	$ (2,173)	$ (414)	$ (840)